Segment information (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 16
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	19	18
Interest expense	91	67
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	28	39
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	3,193	2,402
Sales and other income	3,020	2,406
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,087	741
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,087	741
Exploration Cost	(120)	(94)
General and administrative expenses	(136)	(100)
Market development costs	(4)	(5)
Non-hedge derivative gain/(loss) and movement on bonds	180	(409)
Taxation expense	(284)	(106)
Noncontrolling interests	(20)	(23)
Net income/(loss) - attributable to AngloGold Ashanti	703	4
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	10,761		10,388
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	13	10
Interest expense	3	2
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(2)	(1)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,226	871
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	458	285
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	458	285
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	3,379		3,370
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	1	1
Interest expense	0	2
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	40	45
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,119	818
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	395	215
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	395	215
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	4,206		4,093
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	2	1
Interest expense	1	0
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	192	213
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	22	77
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	22	77
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	549		534
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	3	5
Interest expense	2	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	649	496
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	290	266
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	290	266
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,314		2,170
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Investment Income, Interest	0	1
Interest expense	85	61
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(10)	(5)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	7	4
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(78)	(102)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(78)	(102)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	313		221
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	(173)	(172)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	0	176
I S S International Limited and I S S Pacific Limited [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	0		15
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1